Other Long-Term Liabilities - Schedule of Other Long-Term Liabilities and Deferred Credits (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Other long-term liabilities and deferred credits		$ 500	$ 500
Royalties Payable [Member]
Other long-term liabilities and deferred credits	[1]	$ 500	$ 500

[1]	Royalties payable were derived during prior years of production. Liabilities do not accrue interest or have a stated maturity date.